Restructuring charges/other	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring charges/other
Restructuring charges/other

Restructuring charges/other is comprised of the following components:

	For Years Ended December 31,			Cumulative Since January 1, 2011
	2013	2012	2011
Restructuring charges by action:
2013 actions
Severance and benefits cost	$49	$—	$—	$49

2012 Wireless action
Severance and benefits cost	30	245	—	275
Accelerated depreciation	6	3	—	9
Other exit costs	2	103	—	105
	38	351	—	389
Prior actions
Severance and benefits cost	6	6	107	119
Accelerated depreciation	5	18	5	28
Other exit costs	28	25	—	53
	39	49	112	200
Total restructuring charges	126	400	112	$638

Other:
Gain on technology transfer	(315)	—	—
Gain on transfer of Japan substitutional pension	—	(144)	—
Other	—	8	—
Restructuring charges/other	$(189)	$264	$112

Restructuring charges/other are recognized in Other. Restructuring actions related to the acquisition of National are discussed in Note 2 and the associated costs are reflected in the Acquisition charges line of our Consolidated statements of income.

2013 actions
In January 2014, we announced cost-saving actions in Embedded Processing and in Japan to reduce expenses and focus our investments on markets with greater potential for sustainable growth and strong long-term returns, which we expect to be substantially complete by mid-2015. Cost reductions include the elimination of about 1,100 jobs worldwide. Total restructuring charges related to these actions are expected to be about $80 million, all of which will be severance and related benefit costs. In the fourth quarter of 2013, we recorded restructuring charges of $49 million related to the action in Embedded Processing, and the remainder related to Japan is expected to be recognized in the first quarter of 2014. As of December 31, 2013, no payments related to these restructuring charges have been made.

2012 Wireless action
In 2012, we announced a restructuring of our Wireless business to reduce expenses and focus our investments on markets with greater potential for sustainable growth and strong long-term returns. This action is now complete, eliminating about 1,700 jobs worldwide. We recognized $389 million in cumulative restructuring charges, including a $90 million impairment of goodwill. As of December 31, 2013, $180 million has been paid to terminated employees for severance and benefits.

Prior actions
In 2012, we announced closure of two older semiconductor manufacturing facilities in Houston, Texas, and Hiji, Japan. Each facility employed about 500 people. We recognized $200 million in cumulative restructuring charges related to these closures with both complete by the end of 2013. As of December 31, 2013, $97 million has been paid to terminated employees for severance and benefits.

As of December 31, 2013 and 2012, we carried immaterial liabilities related to actions commenced in 2008 and 2009. The related expense was recognized in periods prior to 2011.

The table below reflects the changes in accrued restructuring balances associated with these actions:

	2013 Actions	2012 Wireless Action		Prior Actions
	Severance and Benefits	Severance and Benefits	Other Charges	Severance and Benefits	Other Charges	Total
Accrual at December 31, 2010	$—	$—	$—	$22	$8	$30
Restructuring charges	—	—	—	107	5	112
Non-cash items (a)	—	—	—	(11)	(5)	(16)
Payments	—	—	—	(9)	(1)	(10)
Remaining accrual at December 31, 2011	—	—	—	109	7	116

Restructuring charges	—	245	106	6	43	400
Non-cash items (a)	—	—	(106)	3	(18)	(121)
Payments	—	(4)	—	(19)	(23)	(46)
Remaining accrual at December 31, 2012	—	241	—	99	9	349

Restructuring charges	49	30	8	6	33	126
Non-cash items (a)	—	—	(6)	(5)	(11)	(22)
Payments	—	(176)	(2)	(90)	(24)	(292)
Remaining accrual at December 31, 2013	$49	$95	$—	$10	$7	$161

(a) Reflects charges for goodwill impairment, stock-based compensation, impacts of postretirement benefit plans and accelerated depreciation.

The accrual balances above are primarily a component of Accrued expenses and other liabilities or Deferred credits and other liabilities on our Consolidated balance sheets, depending on the expected timing of payment.

Other
Gain on technology transfer
During the second quarter of 2013, we entered into an agreement to transfer wireless connectivity technology to a customer. This technology was associated with the former Wireless business, and we recognized a gain of $315 million on this transfer.

Gain on transfer of Japan substitutional pension
During the third quarter of 2012, we transferred the obligations and assets of the substitutional portion of our Japan pension plan to the government of Japan, resulting in a net gain of $144 million. See Note 11 for additional details.